Related Party Disclosures - Schedule of Related Party Receivables or Payables (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Naxos One Holding Limited (Former Name: Shigoo Limited) [Member]
Related Party Disclosures - Schedule of Related Party Receivables or Payables (Details) [Line Items]
Net investments in subleases	[1]
Due from related parties/ shareholders	[1]	23,634		303
Due to related parties/ shareholders	[1]			531
Shareholder of the Company [Member]
Related Party Disclosures - Schedule of Related Party Receivables or Payables (Details) [Line Items]
Net investments in subleases
Due from related parties/ shareholders				1,913
Due to related parties/ shareholders		1,016		12,566
Hoi Tung Chan [Member]
Related Party Disclosures - Schedule of Related Party Receivables or Payables (Details) [Line Items]
Net investments in subleases	[2]
Due from related parties/ shareholders	[2]
Due to related parties/ shareholders	[2]
KOLO Music Limited [Member]
Related Party Disclosures - Schedule of Related Party Receivables or Payables (Details) [Line Items]
Net investments in subleases			[2]		[3]
Due from related parties/ shareholders		6,112	[2]		[3]
Due to related parties/ shareholders			[2]		[3]

[1]	A director of the Company is the controlling shareholder of Naxos One Holding Limited. The amount due from Naxos One Holding Limited was unsecured, with an interest rate of 12% and repayable in October 2025, while the amount due to Naxos One Holding Limited was unsecured, interest-free and repayable within one year.
[2]	Hoi Tung Chan was the Chief Financial Officer of Kuke Music Holding Limited, who resigned its position on 12th May, 2023. The amount due from Hoi Tung Chan was unsecured, interest-free and repayable on demand.
[3]	The amount due from KOLO was unsecured, with an interest rate of 12% and repayable in October 2025.